Leases	12 Months Ended
Dec. 31, 2020
Leases1 [Abstract]
Leases	Leases
Changes in the company's right-of-use assets for the year ended December 31 were as follows:

	2020			2019
	Insurance and reinsurance companies(1)	Non-insurance companies	Total	Insurance and reinsurance companies(1)	Non-insurance companies	Total
Balance - January 1	385.4	635.2	1,020.6	418.9	632.5	1,051.4
Additions	81.5	100.6	182.1	59.9	73.2	133.1
Disposals	(3.1)	(19.9)	(23.0)	(8.3)	(1.6)	(9.9)
Depreciation(2)	(68.9)	(118.0)	(186.9)	(69.3)	(109.4)	(178.7)
Acquisitions of subsidiaries (note 23)	—	20.1	20.1	4.4	16.2	20.6
Assets held for sale (note 23)	—	—	—	(22.9)	—	(22.9)
Foreign exchange effect and other(3)	1.2	(6.1)	(4.9)	2.7	24.3	27.0
Balance - December 31 (note 13)	396.1	611.9	1,008.0	385.4	635.2	1,020.6
(1)    Includes the Run-off reporting segment and Corporate and Other.
(2)    Recorded in operating expenses and other expenses in the consolidated statement of earnings.
(3)    Includes non-cash impairment charges of $18.2 (2019 - $0.9), principally related to COVID-19 in the Non-insurance companies reporting segment.
The maturity profile of the company’s lease liabilities was as follows:

	December 31, 2020			December 31, 2019
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
One year or less	78.7	212.9	291.6	78.0	209.4	287.4
One to two years	72.5	179.6	252.1	72.0	193.1	265.1
Two to three years	64.3	152.0	216.3	63.2	163.8	227.0
Three to four years	56.5	128.7	185.2	54.7	136.5	191.2
Four to five years	50.6	110.6	161.2	48.8	115.6	164.4
More than five years	213.4	373.0	586.4	240.8	428.5	669.3
Lease liabilities, undiscounted	536.0	1,156.8	1,692.8	557.5	1,246.9	1,804.4
Lease liabilities, discounted (note 14)	456.8	995.3	1,452.1	434.3	1,062.1	1,496.4
Weighted average incremental borrowing rate	4.2%	4.5%	4.4%	4.6%	4.6%	4.6%
During 2020 the company recognized in the consolidated statement of earnings interest expense on lease liabilities of $62.8 (2019 - $67.8) (note 15), and short-term, low value and other lease costs of $46.5 (2019 - $78.0) that included the benefit of COVID-19 lease concessions of $14.9 primarily in the Non-insurance companies reporting segment (note 26).

The maturity profile of the company’s finance lease receivables was as follows:

	December 31, 2020			December 31, 2019
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
One year or less	1.8	65.4	67.2	1.7	72.0	73.7
One to two years	1.8	59.3	61.1	1.7	66.9	68.6
Two to three years	1.6	49.6	51.2	1.8	59.3	61.1
Three to four years	0.7	42.0	42.7	1.6	49.6	51.2
Four to five years	0.7	35.6	36.3	0.7	41.4	42.1
More than five years	3.4	90.5	93.9	4.0	130.2	134.2
Finance lease receivables, undiscounted	10.0	342.4	352.4	11.5	419.4	430.9
Unearned finance income	1.5	45.5	47.0	2.7	52.3	55.0
Finance lease receivables (note 13)	8.5	296.9	305.4	8.8	367.1	375.9
During 2020 the company recognized on finance lease receivables interest revenue of $14.1 (2019 - $14.7) in other revenue and COVID-19 related non-cash impairment charges in the Non-insurance companies reporting segment of $11.1 (2019 - nil) in other expenses in the consolidated statement of earnings.